Note 6 - Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 14,168,326	$ 13,764,928
Balance	14,025,665	14,168,326
Balance	(14,168,326)	(13,764,928)
Balance	(14,025,665)	(14,168,326)
Carrying amounts	14,025,665	13,764,928
Computer software [member]
Statement Line Items [Line Items]
Balance	17,638	24,467
Balance	13,477	17,638
Balance	(17,638)	(24,467)
Balance	(13,477)	(17,638)
Carrying amounts	13,477	24,467
Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	14,678	19,291
Balance	10,557	14,678
Balance	(14,678)	(19,291)
Balance	(10,557)	(14,678)
Carrying amounts	10,557	19,291
Computer equipment [member]
Statement Line Items [Line Items]
Balance	19,749	25,018
Balance	18,813	19,749
Balance	(19,749)	(25,018)
Balance	(18,813)	(19,749)
Carrying amounts	18,813	25,018
Geological library [member]
Statement Line Items [Line Items]
Balance	1,532	1,915
Balance	1,226	1,532
Balance	(1,532)	(1,915)
Balance	(1,226)	(1,532)
Carrying amounts	1,226	1,915
Field equipment [member]
Statement Line Items [Line Items]
Balance	16,283	20,354
Balance	13,026	16,283
Balance	(16,283)	(20,354)
Balance	(13,026)	(16,283)
Carrying amounts	13,026	20,354
Mill Equipment [member]
Statement Line Items [Line Items]
Balance	14,098,446	13,673,883
Balance	13,968,566	14,098,446
Balance	(14,098,446)	(13,673,883)
Balance	(13,968,566)	(14,098,446)
Carrying amounts	13,968,566	14,098,446
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	15,002,769	14,575,172
Additions/reduction (1)	(123,097)	427,597
Balance	14,879,672	15,002,769
Balance	(15,002,769)	(14,575,172)
Balance	(14,879,672)	(15,002,769)
Carrying amounts	14,879,672	14,575,172
Balance		15,002,769
Balance		(15,002,769)
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	197,351	196,767
Additions/reduction (1)	1,256	584
Balance	198,607	197,351
Balance	(197,351)	(196,767)
Balance	(198,607)	(197,351)
Carrying amounts	198,607	196,767
Balance		197,351
Balance		(197,351)
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	158,219	158,219
Additions/reduction (1)
Balance	158,219	158,219
Balance	(158,219)	(158,219)
Balance	(158,219)	(158,219)
Carrying amounts	158,219	158,219
Balance		158,219
Balance		(158,219)
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	251,346	248,896
Additions/reduction (1)	5,527	2,450
Balance	256,873	251,346
Balance	(251,346)	(248,896)
Balance	(256,873)	(251,346)
Carrying amounts	256,873	248,896
Balance		251,346
Balance		(251,346)
Gross carrying amount [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	51,760	51,760
Additions/reduction (1)
Balance	51,760	51,760
Balance	(51,760)	(51,760)
Balance	(51,760)	(51,760)
Carrying amounts	51,760	51,760
Balance		51,760
Balance		(51,760)
Gross carrying amount [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	245,647	245,647
Additions/reduction (1)
Balance	245,647	245,647
Balance	(245,647)	(245,647)
Balance	(245,647)	(245,647)
Carrying amounts	245,647	245,647
Balance		245,647
Balance		(245,647)
Gross carrying amount [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance	14,098,446	13,673,883
Additions/reduction (1)	(129,880)	424,563
Balance	13,968,566	14,098,446
Balance	(14,098,446)	(13,673,883)
Balance	(13,968,566)	(14,098,446)
Carrying amounts	13,968,566	13,673,883
Balance		14,098,446
Balance		(14,098,446)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(834,443)	(810,244)
Balance	(854,007)	(834,443)
Balance	834,443	810,244
Depreciation	19,564	24,199
Balance	854,007	834,443
Carrying amounts	(854,007)	(810,244)
Balance		(834,443)
Balance		834,443
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	(179,713)	(172,300)
Balance	(185,130)	(179,713)
Balance	179,713	172,300
Depreciation	5,417	7,413
Balance	185,130	179,713
Carrying amounts	(185,130)	(172,300)
Balance		(179,713)
Balance		179,713
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	(143,541)	(138,928)
Balance	(147,662)	(143,541)
Balance	143,541	138,928
Depreciation	4,121	4,613
Balance	147,662	143,541
Carrying amounts	(147,662)	(138,928)
Balance		(143,541)
Balance		143,541
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	(231,597)	(223,878)
Balance	(238,060)	(231,597)
Balance	231,597	223,878
Depreciation	6,463	7,719
Balance	238,060	231,597
Carrying amounts	(238,060)	(223,878)
Balance		(231,597)
Balance		231,597
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	(50,228)	(49,845)
Balance	(50,534)	(50,228)
Balance	50,228	49,845
Depreciation	306	383
Balance	50,534	50,228
Carrying amounts	(50,534)	(49,845)
Balance		(50,228)
Balance		50,228
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	(229,364)	(225,293)
Balance	(232,621)	(229,364)
Balance	229,364	225,293
Depreciation	3,257	4,071
Balance	232,621	229,364
Carrying amounts	(232,621)	(225,293)
Balance		(229,364)
Balance		229,364
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance
Balance
Balance
Depreciation
Balance
Carrying amounts
Balance
Balance